UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  152 West 57th Street, 52nd Floor
          New York, New York 10019

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Rehan Jaffer
Title:    Managing Member
Phone:    (212) 974-7171


Signature, Place and Date of Signing:

/s/ Rehan Jaffer              New York, New York           April 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                      Name
NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $196,407
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN  2        COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                           TITLE                         VALUE      SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             OF CLASS         CUSIP       (X$1000)    PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------             --------         -----       --------    -------  ---  ----   ----------  --------  ----     ------  ----
ACCELRYS INC               COM              00430U103    2259        300000  SH          SOLE        NONE       300000   0      0
ASPENBIO PHARMA INC        COM              045346103    6540        750000  SH          SOLE        NONE       750000   0      0
ATARI INC                  COM NEW          04651M204      44         34756  SH          SOLE        NONE        34756   0      0
BOYD GAMING STK            COM              103304101   15239        447297  SH          SOLE        NONE       447297   0      0
BP PLC                     SPONSORED ADR    55622104     1530         15300  SH   CALL   SOLE        NONE        15300   0      0
BSQUARE CORP               COM NEW          11776U300    6030        900000  SH          SOLE        NONE       900000   0      0
COMCAST CORP NEW           CL A SPL         20030N200    9060        500000  SH          SOLE        NONE       500000   0      0
BAUER EDDIE HLDGS INC      COM              071625107    8763       1380000  SH          SOLE        NONE      1380000   0      0
EP MEDSYSTEMS INC          COM              26881P103    2498       1200958  SH          SOLE        NONE      1200958   0      0
IMMERSION CORP             COM              452521107    5800        447846  SH          SOLE        NONE       447846   0      0
IPASS INC                  COM              46261V108    3499        861777  SH          SOLE        NONE       861777   0      0
JONES APPAREL GROUP INC    COM              480074103   31980       2000000  SH          SOLE        NONE      2000000   0      0
KEY ENERGY SVCS INC        COM              492914106   30219       2100000  SH          SOLE        NONE      2100000   0      0
LEAP WIRELESS INTL INC     COM NEW          521863308   25186        540000  SH          SOLE        NONE       540000   0      0
LIFE SCIENCES RESH INC     COM              532169109    7416        368933  SH          SOLE        NONE       368933   0      0
MAGNA ENTERTAINMENT CORP   NOTE 8.550% 6/1  559211AD9    5168       6500000  PRN         SOLE        NONE      6500000   0      0
SELECT COMFORT CORP        COM              81616X103   14424       2057699  SH          SOLE        NONE      2057699   0      0
SPRINT NEXTEL CORP PR      COM SER 1        852061100   15756       1200000  SH          SOLE        NONE      1200000   0      0
TELULAR CORP               COM NEW          87970T208    4996        729347  SH          SOLE        NONE       729347   0      0



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